Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2014
Property And Equipment (Tables) [Abstract]
Schedule of Depreciable Lives and Net Book Value of Property and Equipment
		Net Book Value at May 31,
	Range	2014	2013
Wide-body aircraft and related equipment	15 to 30 years	$7,223	$7,191
Narrow-body and feeder aircraft and related equipment	5 to 18 years	2,639	2,284
Package handling and ground support equipment	3 to 30 years	2,676	2,311
Vehicles	3 to 15 years	1,963	1,748
Computer and electronic equipment	2 to 10 years	940	993
Facilities and other	2 to 40 years	4,109	3,957